UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield Arizona
Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock MuniYield Arizona Fund, Inc. Schedule of Investments October 31, 2008 (Unaudited) (Percentages shown are based on Net Assets)

				Par
	Municipal Bonds			(000)	Value

Arizona - 151.2%	Arizona Board of Regents Revenue Bonds (Arizona
	State University System), Series C, 6%, 7/01/25			$ 620	$ 657,746

	Arizona Board of Regents Revenue Bonds (Arizona
	State University System), Series C, 6%, 7/01/26			350	370,762

	Arizona Board of Regents Revenue Bonds (Arizona
	State University System), Series C, 6%, 7/01/27			425	448,558

	Arizona Board of Regents Revenue Bonds (Arizona
	State University System), Series C, 6%, 7/01/28			300	315,468

Arizona Educational Loan Marketing Corporation,
	Educational Loan Revenue Refunding Bonds, AMT,
	Junior Sub-Series, 6.30%, 12/01/08			1,000	1,001,980

	Arizona Health Facilities Authority Revenue Bonds
	(Catholic Healthcare West), Series A,
	6.625%, 7/01/20			1,435	1,546,715

	Arizona Health Facilities Authority, Revenue
	Refunding Bonds (Banner Health), Series D,
	6%, 1/01/30			1,500	1,427,475

	Arizona Health Facilities Authority, Revenue
	Refunding Bonds (Banner Health), Series D,
	5.50%, 1/01/38			1,000	867,540

	Arizona Student Loan Acquisition Authority, Student
	Loan Revenue Refunding Bonds, AMT, Junior
	Subordinated Series B-1, 6.15%, 5/01/29			3,285	2,953,215

	Arizona Student Loan Acquisition Authority, Student
	Loan Revenue Refunding Bonds, AMT, Senior-Series
		A-1, 5.90%, 5/01/24		850	764,337

	Arizona Tourism and Sports Authority, Tax Revenue
Bonds (Baseball Training Facilities Project), 5%,
	7/01/16			1,000	911,020

Downtown Phoenix Hotel Corporation, Arizona,
	Revenue Bonds, Senior Series A, 5%, 7/01/36 (a)			1,500	953,655

Downtown Phoenix Hotel Corporation, Arizona,
	Revenue Bonds, Sub-Series B, 5%, 7/01/36 (a)(b)			1,500	1,065,060

	Gila County, Arizona, Unified School District Number
10 (Payson), GO (School Improvement Project of
	2006), Series A, 1%, 7/01/27 (c)			1,000	963,310

	Gilbert, Arizona, Water Resource Municipal Property
	Corporation, Water System Development Fee and
Utility Revenue Bonds, Subordinated Lien, 5%,
	10/01/29 (b)			1,000	927,720

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	S/F	Single-Family
GO	General Obligation Bonds

BlackRock MuniYield Arizona Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Gladden Farms Community Facilities District,
Arizona, GO, 5.50%, 7/15/31	$ 750	$ 533,865

Greater Arizona Development Authority,
Infrastructure Revenue Bonds (Santa Cruz County
Jail), Series 2, 5.25%, 8/01/31	1,000	907,470

Greater Arizona Development Authority,
Infrastructure Revenue Bonds, Series B,
5%, 8/01/30 (b)	2,000	1,859,500

Maricopa County and Phoenix, Arizona, IDA, S/F
Mortgage Revenue Refunding Bonds, AMT, Series A-1,
5.75%, 5/01/40 (d)(e)(f)	1,445	1,295,385

Maricopa County, Arizona, IDA, Education Revenue
Bonds (Arizona Charter Schools Project 1), Series A,
6.625%, 7/01/20	900	733,104

Maricopa County, Arizona, IDA, Health Facilities
Revenue Refunding Bonds (Catholic Healthcare West
Project), Series A, 5.50%, 7/01/26	1,850	1,599,547

Maricopa County, Arizona, IDA, Hospital Facility
Revenue Refunding Bonds (Samaritan Health
Services), Series A, 7%, 12/01/16 (b)(g)	2,400	2,807,784

Maricopa County, Arizona, IDA, S/F Mortgage Revenue
Bonds, AMT, Series 3-B, 5.25%,
8/01/38 (d)(e)(f)	1,845	1,548,487

Maricopa County, Arizona, School District Number 3,
GO, Refunding (Tempe Elementary), 7.50%,
7/01/10 (a)(b)	500	537,225

Maricopa County, Arizona, School District Number
11, GO (Peoria Unified), Second Series, 5%,
7/01/25 (a)(b)	1,000	955,270

Maricopa County, Arizona, School District Number
89, School Improvement, GO (Dysart Unified), Series
C, 6%, 7/01/28	1,000	1,003,540

Maricopa County, Arizona, School District Number
90, School Improvement, GO (Saddle Mountain
Unified), Series A, 5%, 7/01/14	1,000	993,610

McAllister Academic Village, LLC, Arizona, Revenue
Refunding Bonds (Arizona State University Project),
5.25%, 7/01/39 (h)	500	455,445

Mesa, Arizona, IDA Revenue Bonds (Discovery Health
Systems), Series A, 5.625%, 1/01/10 (b)(i)	1,000	1,044,200

Phoenix and Pima County, Arizona, IDA, S/F
Mortgage Revenue Bonds, AMT, Series 1A,
5.65%, 7/01/39 (e)(f)	908	843,274

Phoenix and Pima County, Arizona, IDA, S/F
Mortgage Revenue Refunding Bonds, AMT, Series
2007-1, 5.25%, 8/01/38 (d)(e)(f)	1,888	1,633,329

BlackRock MuniYield Arizona Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Phoenix, Arizona, Civic Improvement Corporation,
Excise Tax Revenue Bonds (Civic Plaza Expansion
Project), Sub-Series A, 5%, 7/01/35 (a)(b)	$ 3,325	$ 2,982,525

Phoenix, Arizona, Civic Improvement Corporation,
Senior Lien Airport Revenue Bonds, AMT, Series A,
5%, 7/01/33	1,000	905,360

Phoenix, Arizona, Civic Improvement Corporation,
Senior Lien Airport Revenue Bonds, AMT, Series B,
5.25%, 7/01/32 (a)(b)	600	466,782

Phoenix, Arizona, Civic Improvement Corporation,
Wastewater System Revenue Refunding Bonds,
Senior Lien, 5.50%, 7/01/22	2,000	2,058,760

Phoenix, Arizona, Civic Improvement Corporation,
Water System Revenue Refunding Bonds, Junior
Lien, 5.50%, 7/01/20 (a)(b)	2,500	2,545,400

Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds,
AMT, Series 2007-2, 5.50%,
8/01/38 (d)(e)(f)	1,899	1,812,234

Pima County, Arizona, IDA, Education Revenue Bonds
(American Charter Schools Foundation), Series A,
5.625%, 7/01/38	500	351,580

Pima County, Arizona, IDA, Education Revenue Bonds
(Arizona Charter Schools Project), Series C, 6.70%,
7/01/21	735	656,134

Pima County, Arizona, IDA, Education Revenue Bonds
(Arizona Charter Schools Project), Series C, 6.75%,
7/01/31	985	811,512

Pima County, Arizona, IDA, Education Revenue
Refunding Bonds (Arizona Charter Schools Project II),
Series A, 6.75%, 7/01/21	575	515,597

Pima County, Arizona, IDA, Education Revenue
Refunding Bonds (Arizona Charter Schools Project),
Series O, 5%, 7/01/26	1,000	691,830

Pima County, Arizona, Unified School District
Number 1 (Tucson), GO, Refunding, 7.50%,
7/01/09 (a)(b)	3,050	3,158,366

Pinal County, Arizona, COP, 5%, 12/01/26	1,250	1,082,087

Pinal County, Arizona, COP, 5%, 12/01/29	1,250	1,057,887

Pinal County, Arizona, IDA, Wastewater Revenue
Bonds (San Manuel Facilities Project), AMT,
6.25%, 6/01/26	500	395,930

Queen Creek Improvement District Number 001,
Arizona, Special Assessment Bonds, 5%, 1/01/32	2,000	1,432,040

Salt River Project, Arizona, Agriculture Improvement
and Power District, Electric System Revenue Bonds,
Series A, 5%, 1/01/24	1,000	998,880

BlackRock MuniYield Arizona Fund, Inc. Schedule of Investments October 31, 2008 (Unaudited) (Percentages shown are based on Net Assets) Par Municipal Bonds (000) Value

	Salt River Project, Arizona, Agriculture Improvement
	and Power District, Electric System Revenue
	Refunding Bonds, Series A, 5%, 1/01/35	$ 1,500	$ 1,394,535

Salt Verde Financial Corporation, Arizona, Senior
	Gas Revenue Bonds, 5%, 12/01/37	2,750	1,655,528

	Scottsdale, Arizona, IDA, Hospital Revenue Bonds
	(Scottsdale Healthcare), 5.80%, 12/01/11 (i)	2,250	2,439,203

	Scottsdale, Arizona, IDA, Hospital Revenue
	Refunding Bonds (Scottsdale Healthcare), Series A,
	5.25%, 9/01/30	1,000	798,010

	Surprise Municipal Property Corporation, Arizona,
Wastewater Development Impact Fee Revenue
	Bonds, 4.90%, 4/01/32	1,500	1,051,155

	Tucson and Pima County, Arizona, IDA, S/F Mortgage
Revenue Refunding Bonds, AMT, Series B, 5.35%,
	6/01/47 (d)(e)(f)	1,000	808,440

	Tucson, Arizona, IDA, Joint S/F Mortgage
	Revenue Refunding Bonds, AMT,
	Series A-1, 5.10%, 7/01/38 (d)(e)(f)	995	852,675

	Tucson, Arizona, IDA, Senior Living Facilities
	Revenue Bonds (Christian Care Tucson Inc. Project),
	Series A, 6.125%, 7/01/10 (i)(j)	1,000	1,071,100

University of Arizona, COP, Refunding, Series A,
	5.125%, 6/01/29 (c)	1,105	1,051,783

	University of Arizona, COP, Series B, 5%,
	6/01/28 (c)	1,900	1,802,150

	Vistancia Community Facilities District, Arizona, GO,
	6.75%, 7/15/22	1,275	1,205,232

	Vistancia Community Facilities District, Arizona, GO,
	5.75%, 7/15/24	750	631,185

Yavapai County, Arizona, IDA, Hospital Facility
	Revenue Bonds (Yavapai Regional Medical Center),
	Series A, 6%, 8/01/33	1,900	1,613,043

	Yavapai County, Arizona, IDA, Solid Waste Disposal
	Revenue Bonds (Waste Management Inc. Project),
	AMT, Series A-1, 4.90%, 3/01/28	1,000	626,990

Yuma County, Arizona, Library District, GO, 5%,
	7/01/26 (k)	1,675	1,554,182

			74,403,711

Guam - 1.5%	Guam Government Waterworks Authority, Water and
Wastewater System, Revenue Refunding Bonds,
	5.875%, 7/01/35	1,000	740,430

Puerto Rico - 22.2%	Puerto Rico Commonwealth Aqueduct and Sewer
	Authority, Senior Lien Revenue Bonds, Series A, 6%,
	7/01/44 (j)	2,180	1,938,194

	Puerto Rico Commonwealth Highway and
	Transportation Authority, Highway Revenue
	Refunding Bonds, Series CC, 5.50%, 7/01/31	1,000	891,910

BlackRock MuniYield Arizona Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Puerto Rico Commonwealth, GO, Series A, 6%,
7/01/38	$ 1,000	$ 930,790

Puerto Rico Commonwealth, Public Improvement,
GO, Series A, 5.125%, 7/01/31	750	629,272

Puerto Rico Electric Power Authority, Power
Revenue Bonds, Series TT, 5%, 7/01/37	1,000	800,570

Puerto Rico Electric Power Authority, Power
Revenue Bonds, Series WW, 5.375%, 7/01/24	1,000	918,910

Puerto Rico Industrial, Tourist, Educational, Medical
and Environmental Control Facilities Revenue Bonds
(Cogeneration Facility-AES Puerto Rico Project),
AMT, 6.625%, 6/01/26	1,500	1,336,815

Puerto Rico Public Buildings Authority, Government
Facilities Revenue Bonds, Series I, 5.25%,
7/01/14 (i)(l)	35	37,252

Puerto Rico Public Buildings Authority, Government
Facilities Revenue Bonds, Series I, 5.25%,
7/01/33 (l)	1,965	1,645,982

Puerto Rico Public Buildings Authority, Government
Facilities Revenue Refunding Bonds, Series M-3, 6%,
7/01/28 (b)(l)	900	873,648

Puerto Rico Public Buildings Authority, Government
Facilities Revenue Refunding Bonds, Series N, 5.50%,
7/01/27 (l)	1,000	920,010

		10,923,353
Total Long-Term Investments
(Cost - $97,132,794) - 174.9%		86,067,494

Short-Term Securities	Shares
CMA Arizona Municipal Money Fund, 1.06% (m)(n)	5,876,782	5,876,782

Total Short-Term Securities
(Cost - $5,876,782) - 12.0%		5,876,782
Total Investments (Cost - $103,009,576*) - 186.9%		91,944,276
Liabilities in Excess of Other Assets - (4.9)%		(2,421,449)
Preferred Shares, at Redemption Value - (82.0)%		(40,322,021)
Net Assets Applicable to Common Shares - 100.0%	$ 49,200,806

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 103,110,884

Gross unrealized appreciation	$ 829,773
Gross unrealized depreciation	(11,996,381)

Net unrealized depreciation	$ (11,166,608)

(a)	FGIC Insured.

(b)	MBIA Insured.

(c)	AMBAC Insured.

(d)	FHLMC Collateralized.

(e)	FNMA Collateralized.

(f)	GNMA Collateralized.

(g)	Security is collateralized by Municipal or U.S. Treasury Obligations.

BlackRock MuniYield Arizona Fund, Inc. Schedule of Investments October 31, 2008 (Unaudited)

(h)	Assured Guaranty Insured.

(i)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(j)	Radian Insured.

(k)	XL Capital Insured.

(l)	Commonwealth Guaranteed.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

CMA Arizona Municipal
Money Fund	2,703,436	$ 12,165

(n) Represents the current yield as of report date.

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation Investments in

	Inputs	Securities
Level 1		-
Level 2		$ 91,944,276
Level 3		-
Total		$ 91,944,276

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 19, 2008